FAIR VALUE MEASUREMENTS - Investments Using Net Unit Value Per Share Practical Expedient (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 706,242,167	$ 632,105,753
Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Unfunded Commitments	$ 0	$ 0
Redemption Notice Period	12 months	12 months
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Unfunded Commitments	$ 0	$ 0
Redemption Notice Period	12 months	12 months
Investments measured at net unit value
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 353,650,085	$ 86,323,391
Investments measured at net unit value | Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	353,650,053	12,591,257
Investments measured at net unit value | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 32	$ 73,732,134